Report of Directors Corporate Governance - Non-executive directors interests in shares (Details)	12 Months Ended
Dec. 31, 2025 shares
Disclosure of transactions between related parties [line items]
Period after appointment to meet minimum shareholding guideline	5 years
Total non-executive directors
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Period after appointment to meet minimum shareholding guideline	5 years
Geraldine Buckingham
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,000
Rachel Duan
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,000
Dame Carolyn Fairbairn
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,000
James Forese
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	115,000
Ann Godbehere
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,000
Steven Guggenheimer
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,000
José Antonio Meade Kuribreña
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,000
Kalpana Morparia
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,000
Eileen Murray
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	75,000
Brendan Nelson
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,000
Swee Lian Teo
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,200
Sir Mark Tucker (retired on 30 September 2025)
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	307,352